SCHEDULE OF EFFECTIVE INCOME TAX EXPENSES (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2023
COSTA RICA
IfrsStatementLineItems [Line Items]
Statutory tax rate	30.00%